Income Taxes - Changes to unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Beginning balance of unrecognized tax benefits	$ 0
Ending balance of unrecognized tax benefits	0	$ 0
RENEO PHARMACEUTICALS INC [Member]
Income Taxes [Line Items]
Beginning balance of unrecognized tax benefits	7,094	2,999
Additions based on tax positions related to the current year	4,331	4,095
Ending balance of unrecognized tax benefits	$ 11,425	$ 7,094